SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Aug. 06, 2026 USD ($) shares $ / shares	Mar. 26, 2026 USD ($) shares $ / shares	Sep. 30, 2026 shares $ / shares		Dec. 31, 2025 shares	Sep. 30, 2026 $ / shares
IfrsStatementLineItems [Line Items]
Number of options, granted			125,000	[1],[2]	2,863,500
Stock option one [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)			$ 14.10			$ 20.00
Stock option two [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)			$ 6.27			$ 8.90
Employees [member]
IfrsStatementLineItems [Line Items]
Number of options, granted	100,000	25,000
Options granted, exercise price | $ / shares	$ 7.00	$ 8.00
Description of vesting of options		The options vest in three equal annual installments, commencing on December 30, 2026
Options expiration date	February 6, 2027	March 2036
Fair value of options granted | $	$ 57	$ 151
Share price | $ / shares	$ 5.98	$ 6.64
Expected option life	6 months	10 years
Volatility	68.75%	103.94%
Risk-free interest rate	3.954%	4.311%
Dividend yield	0.00%	0.00%
Employees [member] | Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of options, granted	50,000
Employees [member] | Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of options, granted	50,000
Options granted, exercise price | $ / shares	$ 10.00

[1]	On August 6, 2026, the Company granted 100,000 share options to purchase Common Shares of the Company, of which 50,000 options have an exercise price of $7.00 per share and 50,000 options have an exercise price of $10.00 per share. The options vested immediately upon grant and expire on February 6, 2027. The fair value of the options granted was estimated at $57 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $5.98; Expected option life 0.5 years; Volatility 68.75%; Risk-free interest rate 3.954%; Dividend yield 0%.
[2]	On March 26, 2026, the Company granted an employee 25,000 share options to purchase Common Shares of the company with an exercise price of $8.00 per share. The options vest in three equal annual installments, commencing on December 30, 2026, and expire in March 2036. The fair value of the options granted was estimated at $151 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.64; Expected option life 10 years; Volatility 103.94%; Risk-free interest rate 4.311%; Dividend yield 0%.